Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 91,163,122.52
Previously Paid Amount	88.79
Total Fee Amount	12,598.33
Total Offset Amount
Net Fee	$ 12,509.54